Note 16 - Segmented Information	9 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
16.	SEGMENTED INFORMATION

The Company operates
two
distinct reportable business segments as follows:

License of intellectual property: Lingo Learning is a print-based publisher of English language learning textbook programs in China. It earns significantly higher royalties from Licensing Sales compared to Finished Product Sales.

Online and offline Language Learning: ELL Technologies is a global web-based educational technology (“EdTech”) language learning, training, and assessment company. The Company provides the right to access to hosted software over a contract term without the customer taking possession of the software. The Company also provides Offline licenses for the right to use perpetual language-learning.

Transactions between operating segments and reporting segment are recorded at the exchange amount and eliminated upon consolidation.

Segmented
I
nformation
(B
efore
O
ther
F
inancial
I
tems
Below)

September 30 , 201 9	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$83,575	$1,352,840	$37,643	$1,474,058
Segmented liabilities	210,011	434,559	421,054	1,065,624
Segmented revenue	204,632	920,082	-	1,124,714
Segmented direct costs	53,916	66,116	-	120,031
Segmented selling, general & administrative	117,510	128,115	404,909	650,534
Segmented profit / (loss)	(121,555)	445,723	(405,449)	(81,281)

September 30 , 201 8	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$241,658	$1,067,041	$76,182	$1,384,881
Segmented liabilities	85,670	145,319	739,613	970,602
Segmented revenue	297,022	930,010	-	1,227,032
Segmented direct costs	98,870	68,315	-	167,185
Segmented selling, general & administrative	264,754	777,497	586,112	928,363
Segmented profit / (loss)	(189,020)	633,955	(586,787)	(141,852)

Other Financial Items	2019	201 8
Online English Language Learning segmented loss	$(121,555)	$(189,020)
Print-Based English Language Learning segmented income	445,723	633,955
Head Office	(405,449)	(586,787)
Foreign exchange gain (loss)	(28,739)	48,988
Interest expense and other financial expense	(34,918)	(43,032)
Share-based payment	(81,115)	(87,539)
Other comprehensive loss	(5,223)	(3,579)
Total Comprehensive Income ( Loss )	$(231,276)	$(227,014)

Revenue by Geographic Region

	2019	2018
Latin America	$171,927	$240,695
China	927,840	952,090
Other	24,947	34,247
	$1,124,714	$1,227,032

Identifiable Assets by Geographic Region

	2019	2018
Canada	$1,466,198	$1,378,026
China	7,859	6,855
	$1,474,058	$1,384,881